Available-for-sale securities, additional details (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Financial assets
Available-for-sale securities	$ 61,119	$ 60,710	$ 60,665
US Government treasury notes
Financial assets
Available-for-sale securities	5,229	$ 6,796	$ 6,413
Queensland Treasury Corporation
Financial assets
Debt securities with aggregate book value exceeding 10% of equity attributable to Westpac's owners	11,144
Australian Commonwealth Government
Financial assets
Debt securities with aggregate book value exceeding 10% of equity attributable to Westpac's owners	$ 10,657